ORGANIZATION	12 Months Ended
Dec. 31, 2014
Organization [Abstract]
ORGANIZATION

1) ORGANIZATION

MONY Life Insurance Company of America (“MLOA”) is an Arizona stock life insurance company. MLOA’s primary business is providing life insurance products to both individuals and businesses. Effective October 1, 2013, MLOA is a wholly-owned subsidiary of AXA Equitable Financial Services, LLC (“AEFS”). AEFS is a direct wholly owned subsidiary of AXA Financial, Inc. (“AXA Financial” and together with its consolidated subsidiaries “AXA Financial Group”). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

On October 1, 2013, AXA Financial and AEFS completed the sale of the stock of MONY Life Insurance Company (“MONY Life”) and the reinsurance of an in-force book of life insurance and annuity policies written primarily prior to 2004 by MLOA to Protective Life Insurance Company (“Protective Life”). Prior to the close, MONY Life’s subsidiaries, including MLOA, were distributed to AEFS. MLOA transferred and ceded assets to Protective Life equal to $1,308 million, net of ceding commission of $370 million for consideration of the transfer of liabilities amounting to $1,374 million in connection with the reinsurance agreement. As a result of the reinsurance agreement MLOA recorded a deferred cost of reinsurance asset amounting to $95 million which is amortized over the life of the underlying reinsured policies. Refer to the table below for a detailed description of assets and liabilities transferred, ceded and written off as a result of the reinsurance agreement with Protective Life on October 1, 2013. In 2014, MLOA recorded an out of period adjustment which reduced the deferred cost of reinsurance asset by $12 million. For additional information on this adjustment, see Note 2. Amortization of the deferred cost of reinsurance asset in 2014 and 2013 was $8 million and $4 million, respectively.

Calculation of deferred cost of reinsurance
October 1, 2013
(In Millions)

Transferred or Ceded Assets (Net of Ceding Commission):
Fixed Maturities	$1,102
Cash	74
Policy loans	132
Total assets transferred or ceded (Net of Ceding Commission)	$1,308

Transferred Liabilities:
Future policyholder benefits and other policyholders liabilities	$1,334
Amounts due to reinsurer	40
Total liabilities transferred	$1,374

Accelerated Amortization of Assets and Liabilities As Part of the Reinsurance Agreement:
Value of business acquired	$117
Deferred policy acquisition costs	71
Initial Fee Liability	(27)
Net accelerated amortization of assets and liabilities	$161

Deferred Cost of Reinsurance	$95